Long-Term Debt - Debt Covenants and Events of Default (Details)	Dec. 31, 2020
Maximum
Debt Instrument [Line Items]
First lien debt to consolidated EBITDA ratio	6.75
Minimum
Debt Instrument [Line Items]
First lien debt to consolidated EBITDA ratio	1.00